Condensed Statements Of Consolidated Income (Loss) - USD ($) $ in Millions	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2017	Oct. 02, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Successor
Operating revenues	$ 1,833	$ 1,191		$ 4,487
Fuel, purchased power costs and delivery fees	(838)	(720)		(2,250)
Net gain from commodity hedging and trading activities	0	0		0
Operating costs	(218)	(208)		(626)
Depreciation and amortization	(178)	(216)		(519)
Selling, general and administrative expenses	(147)	(208)		(434)
Impairment of goodwill		0
Impairment of long-lived assets		0
Operating income	452	(161)		658
Other income	10	9		29
Other deductions	0	0		(5)
Interest income		1
Interest expense and related charges	(76)	(60)		(169)
Impacts of tax receivable agreement	138	(22)		96
Reorganization items	0	0		0
Income (loss) before income taxes	524	(233)		609
Income tax (expense) benefit	(251)	70		(284)
Net income (loss)	$ 273	$ (163)		$ 325
Weighted average shares of common stock outstanding:
Weighted average shares of common stock outstanding - basic	427,591,426	427,560,620		427,587,404
Weighted average shares of common stock outstanding - diluted	428,312,438	427,560,620		428,001,869
Net income (loss) per weighted average share of common stock outstanding:
Net income (loss) per weighted average share of common stock outstanding - basic	$ 0.64	$ (0.38)		$ 0.76
Net income (loss) per weighted average share of common stock outstanding - diluted	$ 0.64	(0.38)		$ 0.76
Dividend declared per share of common stock		$ 2.32
Predecessor
Operating revenues			$ 1,690		$ 3,973	$ 3,973	$ 5,370	$ 5,978
Fuel, purchased power costs and delivery fees			(874)		(2,082)	(2,082)	(2,692)	(2,842)
Net gain from commodity hedging and trading activities			336		282	282	334	11
Operating costs			(190)		(664)	(664)	(834)	(914)
Depreciation and amortization			(157)		(459)	(459)	(852)	(1,270)
Selling, general and administrative expenses			(165)		(482)	(482)	(676)	(708)
Impairment of goodwill					0		(2,200)	(1,600)
Impairment of long-lived assets					0		(2,541)	(4,670)
Operating income			640		568	568	(4,091)	(6,015)
Other income			7		16	19	17	16
Other deductions			(28)		(75)	(75)	(93)	(281)
Interest income					3		1	0
Interest expense and related charges			(371)		(1,049)	(1,049)	(1,289)	(1,749)
Impacts of tax receivable agreement			0		0		0	0
Reorganization items			(64)		22,121	(116)	(101)	(520)
Income (loss) before income taxes			184		21,584	(653)	(5,556)	(8,549)
Income tax (expense) benefit			3		1,267	(3)	879	2,320
Net income (loss)			$ 187		$ 22,851	$ (656)	$ (4,677)	$ (6,229)